Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB Active ETFs, Inc.
Entity Central Index Key	0001496608
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000262410
Shareholder Report [Line Items]
Fund Name	AB California Intermediate Municipal ETF
Trading Symbol	CAM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB California Intermediate Municipal ETF (the “Fund”) for the period of October 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CAM-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB California Intermediate Municipal ETF	$14	0.27%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[1]
AssetsNet	$ 1,165,621,208
Holdings Count | Holding	417
Advisory Fees Paid, Amount	$ 1,514,127
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,165,621,208
# of Portfolio Holdings	417
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (Net)	$1,514,127

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	4.4%
AA	49.6%
A	21.3%
BBB	9.2%
BB	3.1%
B	0.1%
A-1+	5.2%
Not Rated	7.1%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown (% of Net Assets)

Table Summary
California	93.1%
Guam	1.7%
New Jersey	1.2%
Puerto Rico	1.1%
Illinois	0.5%
Kentucky	0.4%
Wisconsin	0.2%
Georgia	0.2%
American Samoa	0.1%
Ohio	0.1%
Pennsylvania	0.1%
Washington	0.1%
Other	0.5%
Other assets less liabilities	0.7%
Total	100.0%

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
C000245882
Shareholder Report [Line Items]
Fund Name	AB Conservative Buffer ETF
Trading Symbol	BUFC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Conservative Buffer ETF (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/BUFC-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Conservative Buffer ETF	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[2]
AssetsNet	$ 1,060,151,207
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 3,480,849
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,060,151,207
# of Portfolio Holdings	3
Portfolio Turnover Rate	0%
Total Advisory Fees Paid (Net)	$3,480,849

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Options on Equity Indices	103.2%
Short-Term Investments	0.5%
Other assets less liabilities	-3.7%
Total	100.0%

C000262411
Shareholder Report [Line Items]
Fund Name	AB Core Bond ETF
Trading Symbol	CORB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Core Bond ETF (the “Fund”) for the period of October 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/ab/CORB-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Core Bond ETF	$14	0.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[3]
AssetsNet	$ 1,055,945,571
Holdings Count | Holding	695
Advisory Fees Paid, Amount	$ 1,305,637
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,055,945,571
# of Portfolio Holdings	695
Portfolio Turnover Rate	106%
Total Advisory Fees Paid (Net)	$1,305,637

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Table Summary
Governments - Treasuries	40.1%
Corporates - Investment Grade	31.2%
Mortgage Pass-Throughs	18.4%
Collateralized Mortgage Obligations	5.6%
Asset-Backed Securities	3.9%
Collateralized Loan Obligations	2.1%
Agencies	1.2%
Commercial Mortgage-Backed Securities	0.9%
Others	2.5%
Short-Term Investments	3.9%
Other assets less liabilities	-9.8%
Total	100.0%

C000245883
Shareholder Report [Line Items]
Fund Name	AB Core Plus Bond ETF
Trading Symbol	CPLS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Core Plus Bond ETF (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CPLS-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Core Plus Bond ETF	$14	0.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%	[4]
AssetsNet	$ 214,681,570
Holdings Count | Holding	827
Advisory Fees Paid, Amount	$ 298,221
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$214,681,570
# of Portfolio Holdings	827
Portfolio Turnover Rate	64%
Total Advisory Fees Paid (Net)	$298,221

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Governments - Treasuries	43.4%
Industrial	25.9%
Financial Institutions	16.4%
Agency Fixed Rate 30-Year	4.3%
Utility	2.3%
CLO - Floating Rate	1.7%
Commercial Mortgage-Backed Securities	1.2%
Other ABS - Fixed Rate	0.6%
Autos - Fixed Rate	0.4%
Collateralized Mortgage Obligations	0.1%
Short-Term Investments	4.4%
Other assets less liabilities	-0.7%
Total	100.0%

C000245884
Shareholder Report [Line Items]
Fund Name	AB Corporate Bond ETF
Trading Symbol	EYEG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Corporate Bond ETF (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/EYEG-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Corporate Bond ETF	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[5]
AssetsNet	$ 26,542,454
Holdings Count | Holding	310
Advisory Fees Paid, Amount	$ 39,943
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$26,542,454
# of Portfolio Holdings	310
Portfolio Turnover Rate	39%
Total Advisory Fees Paid (Net)	$39,943

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrial	57.7%
Financial Institutions	31.2%
Utility	8.1%
Short-Term Investments	0.5%
Other assets less liabilities	2.5%
Total	100.0%

C000241312
Shareholder Report [Line Items]
Fund Name	AB High Yield ETF
Trading Symbol	HYFI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB High Yield ETF (the “Fund”) for the period of December 1, 2024 to May 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/HYFI-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB High Yield ETF	$20	0.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[6]
AssetsNet	$ 341,005,321
Holdings Count | Holding	698
Advisory Fees Paid, Amount	$ 625,362
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$341,005,321
# of Portfolio Holdings	698
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (Net)	$625,362

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrial	81.5%
Financial Institutions	13.7%
Utility	0.7%
Industrials	0.2%
Communication Services	0.1%
Information Technology	0.1%
Health Care	0.0%
Financials	0.0%
Energy	0.0%
Consumer Discretionary	0.0%
Others	0.0%
Short-Term Investments	2.1%
Other assets less liabilities	1.6%
Total	100.0%

C000254634
Shareholder Report [Line Items]
Fund Name	AB International Buffer ETF
Trading Symbol	BUFI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB International Buffer ETF (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/BUFI-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB International Buffer ETF	$36	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%	[7]
AssetsNet	$ 128,296,859
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 343,676
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$128,296,859
# of Portfolio Holdings	3
Portfolio Turnover Rate	0%
Total Advisory Fees Paid (Net)	$343,676

Holdings [Text Block]

Portfolio Breakdown (% of Net Assets)

Table Summary
Purchased Options - Calls	99.1%
Purchased Options - Puts	2.1%
Short-Term Investments	0.5%
Other assets less liabilities	-1.7%
Total	100.0%

C000262396
Shareholder Report [Line Items]
Fund Name	AB International Growth ETF
Trading Symbol	IGGY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB International Growth ETF (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/IGGY-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB International Growth ETF	$27	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%	[8]
AssetsNet	$ 4,283,190
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 11,539
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$4,283,190
# of Portfolio Holdings	52
Portfolio Turnover Rate	28%
Total Advisory Fees Paid (Net)	$11,539

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	33.9%
Industrials	28.6%
Consumer Discretionary	15.8%
Financials	11.1%
Communication Services	4.9%
Health Care	3.7%
Materials	1.3%
Short-Term Investments	1.3%
Other assets less liabilities	-0.6%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
China	13.0%
United Kingdom	12.9%
Netherlands	10.3%
Taiwan	7.7%
South Korea	7.5%
Canada	7.1%
Germany	6.3%
Sweden	5.4%
United States	4.2%
France	4.0%
Singapore	3.8%
Denmark	3.8%
Brazil	3.2%
Ireland	2.7%
Others	7.4%
Short-Term Investments	1.3%
Other assets less liabilities	-0.6%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$329,320	7.7%
SK hynix, Inc.	$236,861	5.5%
ASML Holding NV	$208,463	4.9%
Tencent Holdings Ltd. - Class H	$178,241	4.2%
Sea Ltd. (ADR)	$163,045	3.8%
3i Group PLC	$115,948	2.7%
Kingspan Group PLC	$115,753	2.7%
Safran SA	$110,588	2.6%
Standard Chartered PLC	$105,604	2.4%
Canadian Pacific Kansas City Ltd.	$103,123	2.4%
Total	$1,666,946	38.9%

Material Fund Change [Text Block]
C000247940
Shareholder Report [Line Items]
Fund Name	AB International Low Volatility Equity ETF
Trading Symbol	ILOW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB International Low Volatility Equity ETF (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ILOW-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB International Low Volatility Equity ETF	$26	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[9]
AssetsNet	$ 1,768,231,007
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 4,081,946
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,768,231,007
# of Portfolio Holdings	86
Portfolio Turnover Rate	17%
Total Advisory Fees Paid (Net)	$4,081,946

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Financials	30.2%
Industrials	18.2%
Consumer Discretionary	11.5%
Consumer Staples	8.9%
Health Care	8.6%
Information Technology	8.1%
Communication Services	4.4%
Utilities	3.1%
Energy	3.1%
Materials	1.5%
Others	1.2%
Short-Term Investments	0.3%
Other assets less liabilities	0.9%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United Kingdom	21.6%
Japan	13.7%
Italy	7.5%
Netherlands	7.4%
France	6.8%
United States	4.9%
Canada	4.3%
Switzerland	4.0%
Ireland	3.5%
Australia	2.9%
Singapore	2.6%
Taiwan	2.5%
Israel	2.3%
Hong Kong	2.1%
Others	12.7%
Short-Term Investments	0.3%
Other assets less liabilities	0.9%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
ASML Holding NV	$50,704,977	2.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	$44,204,881	2.5%
Prysmian SpA	$37,735,436	2.1%
Schneider Electric SE	$37,134,014	2.1%
BAE Systems PLC	$35,034,743	2.0%
Novartis AG (REG)	$34,488,003	1.9%
AIB Group PLC	$31,605,851	1.8%
Roche Holding AG	$31,485,691	1.8%
Oversea-Chinese Banking Corp., Ltd.	$31,466,289	1.8%
ABB Ltd. (REG)	$31,350,838	1.8%
Total	$365,210,723	20.7%

Material Fund Change [Text Block]
C000254635
Shareholder Report [Line Items]
Fund Name	AB Moderate Buffer ETF
Trading Symbol	BUFM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Moderate Buffer ETF (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/BUFM-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Moderate Buffer ETF	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[10]
AssetsNet	$ 416,180,972
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 1,169,579
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$416,180,972
# of Portfolio Holdings	3
Portfolio Turnover Rate	0%
Total Advisory Fees Paid (Net)	$1,169,579

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Options on Equity Indices	103.3%
Short-Term Investments	0.5%
Other assets less liabilities	-3.8%
Total	100.0%

C000262412
Shareholder Report [Line Items]
Fund Name	AB New York Intermediate Municipal ETF
Trading Symbol	NYM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB New York Intermediate Municipal ETF (the “Fund”) for the period of October 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/NYM-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB New York Intermediate Municipal ETF	$14	0.27%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[11]
AssetsNet	$ 1,303,846,204
Holdings Count | Holding	399
Advisory Fees Paid, Amount	$ 1,746,867
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,303,846,204
# of Portfolio Holdings	399
Portfolio Turnover Rate	10%
Total Advisory Fees Paid (Net)	$1,746,867

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	6.9%
AA	51.8%
A	17.8%
BBB	11.9%
BB	2.7%
B	0.3%
A-1+	4.6%
Not Rated	4.0%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown (% of Net Assets)

Table Summary
New York	87.6%
New Jersey	2.1%
Guam	2.0%
Puerto Rico	1.4%
Michigan	1.1%
Nebraska	0.8%
Connecticut	0.7%
Alabama	0.7%
Georgia	0.6%
South Carolina	0.4%
Wisconsin	0.3%
Texas	0.2%
Illinois	0.1%
Other	0.4%
Other assets less liabilities	1.6%
Total	100.0%

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
C000247934
Shareholder Report [Line Items]
Fund Name	AB Short Duration High Yield ETF
Trading Symbol	SYFI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Short Duration High Yield ETF (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/SYFI-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Short Duration High Yield ETF	$20	0.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[12]
AssetsNet	$ 898,966,857
Holdings Count | Holding	524
Advisory Fees Paid, Amount	$ 1,725,193
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$898,966,857
# of Portfolio Holdings	524
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (Net)	$1,725,193

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Table Summary
Corporates - Non-Investment Grade	79.4%
Corporates - Investment Grade	12.5%
Bank Loans	4.4%
Emerging Markets - Corporate Bonds	0.5%
Emerging Markets - Sovereigns	0.3%
Common Stocks	0.1%
Commercial Mortgage-Backed Securities	0.1%
Quasi-Sovereigns	0.0%
Others	0.0%
Short-Term Investments	1.6%
Other assets less liabilities	1.1%
Total	100.0%

C000247935
Shareholder Report [Line Items]
Fund Name	AB Short Duration Income ETF
Trading Symbol	SDFI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Short Duration Income ETF (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/SDFI-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Short Duration Income ETF	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[13]
AssetsNet	$ 174,087,188
Holdings Count | Holding	552
Advisory Fees Paid, Amount	$ 239,250
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$174,087,188
# of Portfolio Holdings	552
Portfolio Turnover Rate	42%
Total Advisory Fees Paid (Net)	$239,250

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Table Summary
Corporates - Investment Grade	42.9%
Governments - Treasuries	21.9%
Asset-Backed Securities	11.2%
Corporates - Non-Investment Grade	9.8%
Collateralized Loan Obligations	5.6%
Collateralized Mortgage Obligations	3.8%
Mortgage Pass-Throughs	3.0%
Commercial Mortgage-Backed Securities	0.5%
Others	0.2%
Short-Term Investments	1.2%
Other assets less liabilities	-0.1%
Total	100.0%

C000237018
Shareholder Report [Line Items]
Fund Name	AB Tax-Aware Short Duration Municipal ETF
Trading Symbol	TAFI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Tax-Aware Short Duration Municipal ETF (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/TAFI-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Tax-Aware Short Duration Municipal ETF	$14	0.27%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[14]
AssetsNet	$ 1,262,990,229
Holdings Count | Holding	684
Advisory Fees Paid, Amount	$ 1,512,413
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,262,990,229
# of Portfolio Holdings	684
Portfolio Turnover Rate	11%
Total Advisory Fees Paid (Net)	$1,512,413

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	8.4%
AA	38.3%
A	25.6%
BBB	10.1%
BB	4.3%
B	0.2%
D	0.2%
A-1+	7.2%
Not Rated	5.7%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Portfolio Breakdown (% of Net Assets)

Table Summary
Long-Term Municipal Bonds	84.8%
Short-Term Municipal Notes	12.8%
Collateralized Mortgage Obligations	0.5%
Asset-Backed Securities	0.3%
Commercial Mortgage-Backed Securities	0.2%
Corporates - Investment Grade	0.1%
Other assets less liabilities	1.3%
Total	100.0%

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
C000237019
Shareholder Report [Line Items]
Fund Name	AB Ultra Short Income ETF
Trading Symbol	YEAR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Ultra Short Income ETF (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/YEAR-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Ultra Short Income ETF	$12	0.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[15]
AssetsNet	$ 1,464,360,310
Holdings Count | Holding	174
Advisory Fees Paid, Amount	$ 1,753,437
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,464,360,310
# of Portfolio Holdings	174
Portfolio Turnover Rate	30%
Total Advisory Fees Paid (Net)	$1,753,437

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Governments - Treasuries	32.7%
Financial Institutions	25.6%
Industrial	16.6%
Autos - Fixed Rate	3.6%
Other ABS - Fixed Rate	3.0%
Utility	1.5%
Credit Cards - Fixed Rate	0.4%
Short-Term Investments	16.2%
Other assets less liabilities	0.4%
Total	100.0%

C000264974
Shareholder Report [Line Items]
Fund Name	AB US Equity ETF
Trading Symbol	XCHG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB US Equity ETF (the “Fund”) for the period of December 12, 2025 to May 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/XCHG-S
Expenses [Text Block]

What were the Fund costs for the last period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB US Equity ETF	$24	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.50%	[16]
AssetsNet	$ 702,058,006
Holdings Count | Holding	589
Advisory Fees Paid, Amount	$ 1,537,270
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$702,058,006
# of Portfolio Holdings	589
Portfolio Turnover Rate	8%
Total Advisory Fees Paid (Net)	$1,537,270

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	31.8%
Communication Services	12.7%
Financials	12.5%
Industrials	9.6%
Health Care	8.7%
Consumer Discretionary	8.3%
Funds and Investment Trusts	6.1%
Consumer Staples	3.1%
Energy	2.3%
Materials	2.0%
Others	2.7%
Short-Term Investments	0.2%
Other assets less liabilities	0.0%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$56,297,525	8.0%
Microsoft Corp.	$42,794,862	6.1%
Apple, Inc.	$37,158,232	5.3%
Amazon.com, Inc.	$35,729,893	5.1%
Alphabet, Inc. - Class C	$29,604,714	4.2%
Broadcom, Inc.	$26,994,290	3.8%
Meta Platforms, Inc. - Class A	$22,182,126	3.2%
Visa, Inc. - Class A	$17,826,109	2.5%
Alphabet, Inc. - Class A	$17,516,939	2.5%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$11,590,647	1.7%
Total	$297,695,337	42.4%

Material Fund Change [Text Block]
C000240507
Shareholder Report [Line Items]
Fund Name	AB Disruptors ETF
Trading Symbol	FWD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Disruptors ETF (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/FWD-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Disruptors ETF	$38	0.64%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.64%	[17]
AssetsNet	$ 2,887,116,041
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 5,758,053
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,887,116,041
# of Portfolio Holdings	113
Portfolio Turnover Rate	83%
Total Advisory Fees Paid (Net)	$5,758,053

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	57.1%
Industrials	20.0%
Health Care	6.2%
Consumer Discretionary	3.9%
Communication Services	3.3%
Materials	1.8%
Energy	1.8%
Real Estate	0.7%
Financials	0.5%
Utilities	0.3%
Short-Term Investments	3.6%
Other assets less liabilities	0.8%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Broadcom, Inc.	$87,343,088	3.0%
Advanced Micro Devices, Inc.	$77,517,188	2.7%
Samsung Electronics Co., Ltd.	$59,853,681	2.1%
NVIDIA Corp.	$57,030,392	2.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	$56,429,410	1.9%
Caterpillar, Inc.	$51,337,368	1.8%
Lam Research Corp.	$48,068,725	1.7%
Amazon.com, Inc.	$42,252,858	1.4%
ASML Holding NV (REG)	$39,527,135	1.4%
Micron Technology, Inc.	$39,251,704	1.3%
Total	$558,611,549	19.3%

Material Fund Change [Text Block]
C000245885
Shareholder Report [Line Items]
Fund Name	AB Tax-Aware Intermediate Municipal ETF
Trading Symbol	TAFM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Tax-Aware Intermediate Municipal ETF (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/TAFM-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Tax-Aware Intermediate Municipal ETF	$14	0.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[18]
AssetsNet	$ 616,132,925
Holdings Count | Holding	568
Advisory Fees Paid, Amount	$ 677,865
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$616,132,925
# of Portfolio Holdings	568
Portfolio Turnover Rate	5%
Total Advisory Fees Paid (Net)	$677,865

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Municipal Obligations	97.5%
Commercial Mortgage-Backed Securities	0.2%
Collateralized Mortgage Obligations	0.1%
Warrants	0.0%
Short-Term Investments	2.0%
Other assets less liabilities	0.2%
Total	100.0%

Material Fund Change Objectives [Text Block]

Effective January 6, 2026, the Fund’s investment objective changed as follows:

Former Investment Objective:

To provide relative stability of principal and a moderate rate of after-tax return and income.

New Investment Objective:

To provide enhanced income and attractive risk-adjusted after-tax returns.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000245886
Shareholder Report [Line Items]
Fund Name	AB Tax-Aware Long Municipal ETF
Trading Symbol	TAFL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Tax-Aware Long Municipal ETF (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/TAFL-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Tax-Aware Long Municipal ETF	$14	0.27%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[19]
AssetsNet	$ 57,715,929
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 65,589
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$57,715,929
# of Portfolio Holdings	115
Portfolio Turnover Rate	26%
Total Advisory Fees Paid (Net)	$65,589

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Municipal Obligations	97.8%
Short-Term Investments	2.9%
Other assets less liabilities	-0.7%
Total	100.0%

Material Fund Change Objectives [Text Block]

Effective January 6, 2026, the Fund’s investment objective changed as follows:

Former Investment Objective:

To provide relative stability of principal and a moderate rate of after-tax return and income.

New Investment Objective:

To provide enhanced income and attractive risk-adjusted after-tax returns.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000240508
Shareholder Report [Line Items]
Fund Name	AB US High Dividend ETF
Trading Symbol	HIDV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB US High Dividend ETF (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/HIDV-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB US High Dividend ETF	$19	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%	[20]
AssetsNet	$ 191,875,553
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 268,375
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$191,875,553
# of Portfolio Holdings	109
Portfolio Turnover Rate	88%
Total Advisory Fees Paid (Net)	$268,375

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	31.8%
Consumer Discretionary	11.3%
Financials	11.2%
Communication Services	10.5%
Health Care	7.8%
Real Estate	5.7%
Consumer Staples	5.4%
Energy	5.3%
Industrials	4.0%
Utilities	3.7%
Others	2.9%
Short-Term Investments	0.8%
Other assets less liabilities	-0.4%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$15,433,278	8.1%
Apple, Inc.	$14,771,984	7.7%
Microsoft Corp.	$8,340,246	4.3%
Amazon.com, Inc.	$6,723,780	3.5%
Alphabet, Inc. - Class A	$6,546,793	3.4%
Broadcom, Inc.	$5,851,347	3.0%
Micron Technology, Inc.	$5,430,803	2.8%
Alphabet, Inc. - Class C	$4,300,336	2.3%
Eli Lilly & Co.	$4,289,610	2.2%
Exxon Mobil Corp.	$3,343,885	1.8%
Total	$75,032,062	39.1%

Material Fund Change [Text Block]
C000241953
Shareholder Report [Line Items]
Fund Name	AB US Large Cap Strategic Equities ETF
Trading Symbol	LRGC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB US Large Cap Strategic Equities ETF (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/LRGC-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB US Large Cap Strategic Equities ETF	$20	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[21]
AssetsNet	$ 1,253,550,715
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 1,700,667
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,253,550,715
# of Portfolio Holdings	70
Portfolio Turnover Rate	10%
Total Advisory Fees Paid (Net)	$1,700,667

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	34.6%
Communication Services	13.1%
Financials	12.7%
Industrials	10.3%
Health Care	9.0%
Consumer Discretionary	8.5%
Energy	2.8%
Consumer Staples	2.7%
Materials	2.2%
Utilities	1.8%
Others	1.5%
Short-Term Investments	0.8%
Other assets less liabilities	0.0%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$102,237,788	8.2%
Alphabet, Inc. - Class C	$86,015,008	6.9%
Microsoft Corp.	$76,250,395	6.1%
Apple, Inc.	$69,155,929	5.5%
Amazon.com, Inc.	$64,539,250	5.1%
Broadcom, Inc.	$49,801,899	4.0%
Meta Platforms, Inc. - Class A	$40,290,887	3.2%
Visa, Inc. - Class A	$36,763,801	2.9%
UnitedHealth Group, Inc.	$20,584,659	1.6%
Eaton Corp. PLC	$20,139,765	1.6%
Total	$565,779,381	45.1%

Material Fund Change [Text Block]
C000240509
Shareholder Report [Line Items]
Fund Name	AB US Low Volatility Equity ETF
Trading Symbol	LOWV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB US Low Volatility Equity ETF (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/LOWV-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB US Low Volatility Equity ETF	$20	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[22]
AssetsNet	$ 204,396,051
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 356,937
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$204,396,051
# of Portfolio Holdings	71
Portfolio Turnover Rate	13%
Total Advisory Fees Paid (Net)	$356,937

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	34.0%
Financials	14.5%
Health Care	11.0%
Communication Services	9.1%
Consumer Discretionary	8.9%
Industrials	7.2%
Consumer Staples	5.6%
Utilities	4.3%
Energy	2.4%
Real Estate	1.6%
Short-Term Investments	0.7%
Other assets less liabilities	0.7%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Alphabet, Inc. - Class C	$14,541,491	7.1%
Apple, Inc.	$13,323,402	6.5%
Microsoft Corp.	$12,420,320	6.1%
NVIDIA Corp.	$11,722,071	5.7%
Broadcom, Inc.	$10,005,414	4.9%
Amazon.com, Inc.	$7,708,098	3.8%
Cisco Systems, Inc.	$5,479,712	2.7%
Visa, Inc. - Class A	$4,278,906	2.1%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$4,119,222	2.0%
Merck & Co., Inc.	$4,117,210	2.0%
Total	$87,715,846	42.9%

Material Fund Change [Text Block]

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized
[10]	Annualized
[11]	Annualized
[12]	Annualized
[13]	Annualized
[14]	Annualized
[15]	Annualized
[16]	Annualized
[17]	Annualized
[18]	Annualized
[19]	Annualized
[20]	Annualized
[21]	Annualized
[22]	Annualized